Payroll, staff and employee benefits obligations - Actuarial assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.89%	4.39%	1.82%
Inflation rate (as a percent)	2.49%	2.91%	2.41%
Pension benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.27%	3.70%	0.99%
Inflation rate (as a percent)	2.24%	2.49%	1.71%
Pension benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.50%	4.50%	3.00%
Inflation rate (as a percent)	2.50%	2.50%	2.50%
Pension benefits | United Kingdom
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.50%	4.75%	2.00%
Inflation rate (as a percent)	3.00%	3.25%	3.25%
Other benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.26%	4.45%	1.83%
Other benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.30%	3.48%	1.05%
Other benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.50%	4.50%	3.00%